UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James  Ash,        Gemini Fund Services, LLC

             80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      3/31

Date of reporting period:  6/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013

Shares	INVESTMENTS- 82.5%			Market Value
	COMMON STOCK - 78.6%
	AGRICULTURE - 0.1%
15,805	S&W Seed Co. *			$ 132,446

	APPAREL - 0.2%
152,458	American Apparel, Inc. *,+			307,912

	BANKS - 7.5%
67,407	Bank of America Corp. +			866,854
12,439	Capital One Financial Corp. +			781,294
43,037	CapitalSource, Inc. +			403,687
22,849	Citigroup, Inc.			1,096,067
38,506	Fifth Third Bancorp			695,033
37,715	Guaranty Bancorp *			428,070
23,904	JPMorgan Chase & Co.			1,261,892
28,561	Metro Bancorp, Inc. *,+			572,077
30,209	North Valley Bancorp *,+			499,959
3,478	PNC Financial Services Group, Inc. +			253,615
41,441	Regions Financial Corp. +			394,933
12,593	State Street Corp.			821,189
18,785	US Bancorp.			679,078
25,367	Zions Bancorp.			732,599
				9,486,347
	BEVERAGES - 1.2%
40,089	Crimson Wine Group, Ltd.			341,358
14,940	PepsiCo, Inc.			1,221,942
				1,563,300
	BIOTECHNOLOGY - 0.6%
14,890	Gilead Sciences, Inc. *			762,517

	BUILDING MATERIALS - 1.0%
51,991	USG Corp. *			1,198,392

	CHEMICALS - 1.6%
3,512	CF Industries Holdings, Inc.			602,308
8,286	Monsanto Co. +			818,657
18,922	Rentech Nitrogen Partners LP +			556,685
				1,977,650
	COMMERCIAL SERVICES - 4.0%
23,948	Blackstone Mortgage Trust, Inc.			591,516
29,810	Cardtronics Inc. *,+			822,756
43,386	Hertz Global Holdings, Inc. *			1,075,973
29,550	MoneyGram International, Inc. *			669,308
43,774	Performant Financial Corp. *,+			507,340
24,960	PHH Corp. *,+			508,685
91,920	ServiceSource International, Inc. *			856,694
				5,032,272
	COMPUTERS - 3.3%
144,980	Brocade Communications Systems, Inc. *,+			835,085
17,928	Fusion-io, Inc. *			255,295
60,088	NCR Corp. *,+			1,982,303
17,632	SanDisk Corp. *			1,077,315
				4,149,998
	DISTRIBUTION/WHOLESALE - 0.6%
80,026	BlueLinx Holdings Inc. *			172,056
32,451	Titan Machinery, Inc. *			637,013
				809,069
Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares				Market Value
	DIVERSIFIED FINANCIAL SERVICES - 4.6%
107,302	CIFC Corp. *,+			$ 810,130
3,612	Credit Acceptance Corp. *			379,441
21,453	Discover Financial Services +			1,022,021
5,400	Financial Engines, Inc. +			246,186
7,594	Nationstar Mortgage Holdings, Inc. *,+			284,319
29,202	Nelnet Inc. - Cl. A +			1,053,900
31,058	Ocwen Financial Corp. *,+			1,280,211
36,724	Oppenheimer Holdings, Inc.			699,225
284	Outerwall Inc. *			16,662
				5,792,095
	ELECTRIC - 3.3%
17,928	Duke Energy Corp.			1,210,140
16,663	Entergy Corp.			1,161,078
6,240	ITC Holdings Corp. +			569,712
14,878	NextEra Energy, Inc.			1,212,259
				4,153,189
	ELECTRONICS - 2.5%
11,952	Agilent Technologies, Inc.			511,068
13,540	ESCO Technologies, Inc. +			438,425
15,880	National Instruments Corp. +			443,687
58,300	Newport Corp. *			812,119
36,508	Trimble Navigation Ltd. *			949,573
				3,154,872
	ENERGY-ALTERNATE SOURCES - 0.2%
6,580	SolarCity Corp. *			248,527

	ENGINEERING & CONSTRUCTION - 1.0%
37,520	MasTec, Inc. *			1,234,408

	ENTERTAINMENT - 1.5%
60,140	National CineMedia, Inc. +			1,015,765
74,930	Scientific Games Corp. *			842,962
				1,858,727
	FOOD - 2.9%
53,456	Amira Nature Foods Ltd. *,+			449,030
28,087	Annie's, Inc. *			1,200,438
20,282	Calavo Growers, Inc.			551,468
32,074	Pilgrim's Pride Corp. *			479,186
21,636	Safeway, Inc.			511,908
18,710	Tyson Foods, Inc. +			480,473
32	WhiteWave Foods Co. *			521
11	WhiteWave Foods Co. - Cl. B *			174
				3,673,198
	HEALTHCARE-PRODUCTS - 2.3%
43,280	ABIOMED, Inc. *,+			933,117
22,640	Alere Inc. *,+			554,680
21,380	Align Technology, Inc. *,+			791,915
33,940	Hologic, Inc. *,+			655,042
				2,934,754
	HOME BUILDERS - 0.9%
14,123	Brookfield Residential Properties, Inc. *,+			311,554
32,963	William Lyon Homes			830,997
				1,142,551

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares				Market Value
	INSURANCE - 4.8%
32,883	American International Group, Inc. *,+			$ 1,469,870
34,894	Assured Guaranty Ltd.			769,762
13,412	Berkshire Hathaway, Inc. *,+			1,501,071
52,838	Hartford Financial Services Group, Inc. +			1,633,751
14,505	MetLife, Inc. +			663,749
0	Security National Financial Corp. *,+			2
				6,038,205
	INTERNET - 6.1%
23,310	Brightcove, Inc. *			204,196
22,709	eBay Inc. *			1,174,509
75,827	Liberty Interactive Corp. *			1,744,779
0	Liberty Ventures *			38
76,228	Move, Inc. *,+			977,243
12,028	OpenTable, Inc. *			769,191
47,460	Responsys, Inc. *			679,153
16,530	Shutterfly, Inc. *,+			922,209
49,601	Yahoo! Inc. *,+			1,245,481
				7,716,799
	INVESTMENT COMPANIES - 1.3%
67,628	KKR Financial Holdings LLC			713,475
53,769	MVC Capital, Inc. +			676,952
16,876	Orchard First Source Capital, Inc.			200,825
				1,591,252
	LEISURE TIME - 0.4%
12,028	Arctic Cat, Inc. *			541,019

	LODGING - 0.1%
5,951	Home Inns & Hotels Management Inc. - ADR *			158,951

	MACHINERY-CONSTRUCTION & MINING - 0.9%
44,644	Terex Corp. *,+			1,174,137

	MACHINERY-DIVERSIFIED - 1.3%
6,949	Deere & Co. +			564,606
9,110	Graco Inc. +			575,843
				1,140,449
	MEDIA - 4.7%
26,062	DIRECTV *			1,605,941
18,088	Liberty Global Inc. *			1,339,959
9,562	Liberty Media Corp. *			1,212,079
53,584	Twenty-First Century Fox, Inc.			1,746,838
				5,904,817
	MISCELLANEOUS MANUFACTURING - 1.9%
19,123	Danaher Corp.			1,210,486
18,526	Eaton Corp. PLC			1,219,196
				2,429,682
	PHARMACEUTICALS - 2.6%
25,697	Herbalife Ltd.			1,159,963
48,280	Warner Chilcott PLC +			959,806
36,665	Zoetis, Inc.			1,132,582
				3,252,351
	REITS - 1.5%
29,880	American Capital Agency Corp.			686,941
23,904	American Capital Mortgage Investment Corp.			429,555
13,691	Ellington Residential Mortgage REIT			244,384

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares				Market Value
	REITS - 1.5% (continued)
12,039	IMPAC Mortgage Holdings Inc. *,+			$ 122,196
77,652	Newcastle Investment Corp.			406,120
				1,889,196
	RETAIL - 7.9%
41,832	Best Buy Co., Inc.			1,143,269
8,018	Buffalo Wild Wings, Inc. *			787,047
45,290	Chico's FAS, Inc.			772,647
26,729	Ignite Restaurant Group, Inc. *			504,376
47,808	J.C. Penney Co., Inc. *			816,561
12,028	Lithia Motors, Inc.			641,213
67,445	Luby's, Inc. *			569,910
12,497	McDonald's Corp.			1,237,203
19,123	Nu Skin Enterprises, Inc.			1,168,798
5,879	Tractor Supply Co.			691,429
12,675	Vitamin Shoppe, Inc. *			568,347
28,530	World Fuel Services Corp. +			1,140,629
				10,041,429
	SAVINGS & LOANS - 1.0%
31,940	Charter Financial Corp.			321,955
2,192	Meta Financial Group, Inc.			57,606
25,054	Oritani Financial Corp.			392,847
27,681	SI Financial Group, Inc.			305,875
11,203	Simplicity Bancorp, Inc.			162,443
				1,240,726
	SEMICONDUCTORS - 3.0%
80,079	Freescale Semiconductor, Ltd. *			1,085,071
44,060	International Rectifier Corp. *			922,617
29,880	ON Semiconductor Corp. *			241,430
45,480	Rovi Corp. *			1,038,763
29,755	Teradyne, Inc.			522,795
				3,810,676
	SOFTWARE - 1.8%
11,610	Envestnet, Inc. *			285,606
27,970	Informatica Corp. *,+			978,391
66,131	Take-Two Interactive Software Inc. *			989,981
				2,253,978
	STORAGE/WAREHOUSING - 0.4%
26,190	Wesco Aircraft Holdings, Inc. *			486,348

	TELECOMMUNICATIONS - 1.9%
298,300	Alcatel-Lucent, S.A.			542,906
24,220	Plantronics, Inc. +			1,063,742
21,420	Polycom, Inc. *,+			225,767
113,734	RF Micro Devices Inc. *			608,477
				2,440,892
	TOYS/GAMES/HOBBIES - 0.2%
29,880	LeapFrog Enterprises, Inc. *			294,019

	TRANSPORTATION - 1.4%
37,612	CAI International, Inc. *, +			886,515
29,580	Echo Global Logistics, Inc. *			576,514
5,180	Landstar System, Inc. +			266,770
				1,729,799

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Shares				Market Value
	TRUCKING & LEASING - 0.4%
11,919	TAL International Group, Inc. +			$ 519,311

	TOTAL COMMON STOCK (Cost - $97,224,506)			104,266,260

Number of	OPTIONS PURCHASED - 0.1%
Contracts	CALL OPTIONS PURCHASED - 0.0%	Expiration
	BANKS - 0.0%
2	Taylor Captial Group, Inc., @ $17.50	Nov-13		150

	PUT OPTIONS PURCHASED - 0.1%
	COMMERCIAL SERVICES - 0.0%
39	Performant Financial Corp., @ $10.00	Jul-13		390

	ENERGY-ALTERNATE SOURCES - 0.1%
119	SolarCity Corp. *, @ $45.00	Jul-13		99,365

	TOTAL OPTIONS PURCHASED (Cost - $84,505)			99,905

	TOTAL INVESTMENTS - 82.6% (Cost - $97,309,011) (a)			$ 104,366,165
	OTHER ASSETS LESS LIABILITIES - 17.4%			22,033,716
	NET ASSETS - 100.0%			$ 126,399,881

Shares				Market Value
	SECURITIES SOLD SHORT - (54.0) %
	COMMON STOCK - (52.8) %
	AGRICULTURE - (0.7) %
(4,677)	Andersons, Inc.			$ (248,770)
(10,818)	Archer Daniels Midland Co.			(366,838)
(4,544)	Bunge Ltd.			(321,579)
				(937,187)
	AUTO MANUFACTURERS - (0.1) %
(17,875)	PACCAR Inc.			(959,173)
(2,750)	Tesla Motors, Inc. *			(295,432)
				(1,254,605)
	AUTO PARTS & EQUIPMENT - (0.6) %
(17,844)	Johnson Controls, Inc.			(638,637)
(18,080)	Meritor, Inc. *			(127,464)
				(766,101)
	BANKS - (8.5) %
(9,041)	Bank of Hawaii Corp.			(454,943)
(5,976)	Bank of Montreal			(346,787)
(9,314)	Bank of the Ozarks, Inc.			(403,576)
(24,080)	CapitalSource, Inc.			(225,870)
(21,929)	Cathay General Bancorp			(446,255)
(24,083)	Columbia Banking System, Inc.			(573,416)
(9,705)	Commerce Bancshares, Inc.			(422,730)
(24,897)	Credit Suisse Group AG			(658,775)
(9,087)	Cullen/Frost Bankers, Inc.			(606,739)
(28,383)	First Horizon National Corp.			(317,890)
(6,036)	First Republic Bank			(232,265)
(48,681)	F.N.B Corp.			(588,066)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares				Market Value
	BANKS - (8.5) % (continued)
(8,435)	Northern Trust Corp.			$ (488,387)
(7,715)	Privatebancorp, Inc.			(163,635)
(10,026)	Prosperity Bancshares, Inc.			(519,247)
(5,976)	Royal Bank of Canada			(348,461)
(11,429)	Southside Bancshares. Inc.			(272,922)
(13,753)	Sterling Financial Corp.			(327,046)
(26,208)	Taylor Capital Group, Inc. *			(442,653)
(43,027)	TCF Financial Corp.			(610,123)
(9,771)	Texas Capital BancShares, Inc. *			(433,442)
(29,740)	UBS AG			(504,093)
(62,536)	Valley National Bancorp			(592,216)
(11,689)	ViewPoint Financial Group, Inc.			(243,248)
(5,335)	Wells Fargo & Co.			(220,175)
(44,485)	Wilshire Bancorp, Inc.			(294,491)
				(10,737,451)
	BEVERAGES - (1.6) %
(32,793)	Coca-Cola Co.			(1,315,327)
(23,904)	Cott Corp.			(186,690)
(6,415)	Dr Pepper Snapple Group, Inc.			(294,641)
(3,070)	PepsiCo, Inc.			(251,096)
				(2,047,754)
	CHEMICALS - (2.3) %
(2,673)	Agrium, Inc.			(232,444)
(6,574)	Air Products & Chemicals, Inc.			(601,981)
(10,815)	American Vanguard Corp.			(253,395)
(8,964)	Eastman Chemical Co.			(627,570)
(8,068)	International Flavors & Fragrances, Inc.			(606,391)
(3,742)	Mosaic Co.			(201,357)
(8,820)	Potash Corp. of Saskatchewan, Inc.			(336,307)
				(2,859,445)
	COMMERCIAL SERVICES - (1.6) %
(8,356)	CoreLogic, Inc. *			(193,608)
(13,490)	Healthcare Services Group, Inc.			(330,775)
(39,547)	Intersections, Inc.			(346,827)
(9,432)	Rent-A-Center, Inc.			(354,172)
(6,040)	Ritchie Bros. Auctioneers, Inc.			(116,089)
(14,140)	Vistaprint NV *			(698,092)
				(2,039,563)
	COMPUTERS - (1.5) %
(5,976)	3D Systems Corp.			(262,346)
(3,580)	Cray, Inc. *			(70,311)
(10,696)	Diebold, Inc.			(360,348)
(2,390)	International Business Machines Corp.			(456,753)
(9,880)	Lexmark International, Inc.			(302,032)
(7,890)	RealD Inc. *			(109,671)
(4,290)	Seagate Technology PLC			(192,321)
(5,530)	Silver Spring Networks, Inc. *			(137,918)
				(1,891,700)
	COSMETICS/PERSONAL CARE - (0.8) %
(17,847)	Colgate-Palmolive Co.			(1,022,455)

	DISTRIBUTION/WHOLESALE - (0.4) %
(5,976)	Fastenal Co.			(274,000)
(3,520)	WESCO International, Inc. *			(239,219)
				(513,219)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares				Market Value
	DIVERSIFIED FINANCIAL SERVICES - (3.5) %
(5,582)	American Express Co.			$ (417,310)
(35,477)	Calamos Asset Management, Inc. - Cl. A			(372,509)
(3,144)	CME Group, Inc. - Cl. A			(238,881)
(3,612)	Credit Acceptance Corp. *			(379,441)
(25,218)	Ellie Mae, Inc.			(582,031)
(7,766)	Evercore Partners, Inc. - Cl. A			(305,049)
(10,359)	Financial Engines, Inc.			(472,267)
(22,551)	FXCM, Inc. - Cl. A			(370,062)
(34,163)	NewStar Financial, Inc. *			(455,051)
(284)	Outerwall Inc. *			(16,662)
(9,902)	World Acceptance Corp. *			(860,880)
				(4,470,143)
	ELECTRIC - (1.4) %
(13,745)	American Electric Power Co., Inc.			(615,501)
(18,526)	Public Service Enterprise Group Inc.			(605,059)
(20,916)	Xcel Energy Inc.			(592,760)
				(1,813,320)
	ELECTRICAL COMPONETS & EQUIPMENT - (0.2) %
(2,974)	Littelfuse, Inc.			(221,890)

	ELECTRONICS - (0.2) %
(4,240)	NVE Corp. *			(198,517)

	ENERGY-ALTERNATE SOURCES - (0.9) %
(20,765)	Amyris, Inc. *			(60,011)
(9,750)	Gevo, Inc. *			(19,793)
(19,676)	Green Plains Renewable Energy, Inc. *			(262,084)
(21,725)	Renewable Energy Group, Inc. *			(309,147)
(11,350)	SolarCity Corp. *			(428,689)
				(1,079,724)
	FOOD - (3.1) %
(5,417)	Campbell Soup Co.			(242,627)
(19,512)	Chefs' Warehouse, Inc. *			(335,606)
(6,790)	Fairway Group Holdings Corp. *			(164,114)
(7,484)	Fresh Market, Inc. *			(372,105)
(6,760)	Hormel Foods Corp.			(260,801)
(5,136)	Ingredion Inc.			(337,024)
(31,022)	Kellogg Co			(1,992,543)
(3,475)	TreeHouse Foods, Inc. *			(227,752)
				(3,932,572)
	HEALTHCARE - PRODUCTS - (0.6) %
(12,990)	Abaxis, Inc.			(617,155)
(3,970)	DENTSPLY International, Inc.			(162,611)
				(779,766)
	HOME BUILDERS - (0.3) %
(11,273)	KB Home			(221,289)
(5,259)	Toll Brothers, Inc. *			(171,601)
				(392,890)
	HOUSEHOLD PRODUCTS WARES - (3.0) %
(7,769)	Clorox Co.			(645,915)
(15,202)	Kimberly-Clark Corp.			(1,476,722)
(29,682)	Scotts Miracle-Gro Co.			(1,433,937)
(2,684)	SodaStream International Ltd. *			(194,993)
				(3,751,567)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares				Market Value
	INSURANCE - (1.7) %
(17,216)	Fidelity National Financial, Inc.			$ (409,913)
(16,175)	First American Financial Corp.			(356,497)
(22,120)	Protective Life Corp.			(849,629)
(12,010)	Radian Group, Inc.			(139,556)
(14,168)	Stewart Information Services Corp.			(371,060)
				(2,126,655)
	INTERNET - (1.2) %
(12,440)	Angie's List, Inc. *			(330,282)
(1,793)	Netflix, Inc. *			(378,484)
(4,680)	Vipshop Holdings Ltd. *			(136,469)
(13,540)	Web.com Group, Inc. *			(346,624)
(6,473)	Zillow, Inc. *			(364,430)
				(1,556,289)
	INVESTMENT COMPANIES - (0.2) %
(23,587)	KCAP Financial, Inc.			(265,589)

	LEISURE TIME - (0.4) %
(8,964)	Life Time Fitness, Inc. *			(449,186)

	MACHINERY-CONSTRUCTION & MINING - (0.4) %
(5,976)	Caterpillar Inc.			(492,960)

	MACHINERY-DIVERSIFIED - (1.3) %
(5,345)	AGCO Corp.			(268,265)
(7,171)	Cummins, Inc.			(777,767)
(2,988)	Deere & Co.			(242,775)
(7,610)	Tennant Co.			(367,335)
				(1,656,142)
	MINING - (0.5) %
(47,808)	Alcoa Inc.			(373,858)
(3,207)	Compass Minerals International, Inc.			(271,088)
				(644,946)
	MISCELLANEOUS MANUFACTURING- (0.7) %
(8,964)	Illinois Tool Works Inc.			(620,040)
(10,741)	Metabolix, Inc. *			(15,252)
(6,682)	Raven Industries, Inc.			(200,326)
				(835,618)
	PHARMACEUTICAL - (0.6) %
(17,850)	Questcor Pharmaceuticals, Inc.			(811,461)

	REAL ESTATE - (0.4) %
(10,560)	Realogy Holdings Corp. *			(507,302)

	REITS - (2.0) %
(5,366)	AvalonBay Communities, Inc.			(723,927)
(8,010)	Coresite Realty Corp.			(254,798)
(25,438)	IMPAC Mortgage Holdings, Inc. *			(258,196)
(3,911)	PennyMac Mortgage Investment Trust			(82,326)
(21,161)	Redwood Trust, Inc.			(359,737)
(17,903)	UDR, Inc.			(456,347)
(21,336)	Western Asset Mortgage Capital Corp.			(372,527)
				(2,507,858)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Shares				Market Value
	RETAIL - (2.2) %
(5,976)	Bed Bath & Beyond Inc. *			$ (423,698)
(908)	Chipotle Mexican Grill, Inc. - Cl. A *			(330,830)
(6,147)	Darden Restaurants, Inc.			(310,301)
(34,307)	Denny's Corp. *			(192,805)
(7,532)	First Cash Financial Services, Inc. *			(370,650)
(11,896)	Macy's, Inc.			(571,008)
(5,976)	Vitamin Shoppe, Inc.			(267,964)
(61,475)	Wendy's Co.			(358,399)
				(2,825,655)
	SAVINGS & LOANS - (2.2) %
(7,713)	BofI Holding, Inc. *			(353,410)
(34,724)	First Niagara Financial Group, Inc.			(349,671)
(21,238)	Investors Bancorp, Inc.			(447,697)
(2,361)	Meta Financial Group, Inc.			(62,047)
(36,556)	New York Community Bancorp, Inc.			(511,784)
(21,297)	Provident Financial Holdings, Inc.			(338,196)
(36,408)	Washington Federal, Inc.			(687,383)
				(2,750,188)
	SEMICONDUCTORS - (2.9) %
(16,135)	Avago Technologies Ltd.			(603,126)
(6,850)	First Solar, Inc. *			(306,401)
(6,115)	Hittite Microwave Corp. *			(354,670)
(41,832)	Intel Corp.			(1,013,171)
(10,757)	KLA-Tencor Corp.			(599,488)
(5,976)	Power Integrations, Inc.			(242,386)
(29,880)	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR			(547,402)
				(3,666,644)
	SOFTWARE - (0.8) %
(5,701)	ACI Worldwide, Inc. *			(264,983)
(10,490)	Open Text Corp. *			(718,250)
				(983,233)
	STORAGE/WAREHOUSING - (0.3) %
(10,993)	Mobile Mini, Inc. *			(364,418)

	TELECOMMUNICATIONS - (1.6) %
(24,145)	AT&T, Inc.			(854,733)
(90,790)	DragonWave, Inc. *			(261,475)
(17,928)	Verizon Communications Inc.			(902,496)
				(2,018,704)
	TRANSPORTATION - (0.9) %
(11,952)	JB Hunt Transport Services, Inc.			(863,412)
(11,952)	Werner Enterprises, Inc.			(288,880)
				(1,152,292)
	TRUCKING & LEASING - (0.3) %
(7,540)	GATX Corp.			(357,622)

	TOTAL COMMON STOCK (Proceeds - $63,528,127)			(66,682,631)

	EXCHANGE TRADED FUNDS - (0.4) %
(14,099)	SPDR Barclays High Yield Bond
	(Proceeds - $566,391)			(557,769)

	TOTAL SECURITIES SOLD SHORT (Proceeds- $64,094,518) (a)			$ (67,240,400)

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Number	WRITTEN OPTIONS - 0.0%
of Contracts	WRITTEN CALL OPTIONS - 0.0%	Expiration
	COMMERCIAL SERVICES - 0.0%
(24)	PNC Financial Services Group, Inc., @ $75.00	Jul-13		$ (1,416)

	WRITTEN PUT OPTIONS - 0.0%
	ENERGY-ALTERNATE SOURCES - 0.0%
(119)	SolarCity Corp., @ $32.50 *	Jul-13		(7,735)

	TOTAL WRITTEN OPTIONS (Proceeds - $25,926) (a)			$ (9,151)

REIT	Real Estate Investment Trust
ADR	American Depositary Receipt
*	Non-income producing security.
+	All or part of the security was held as collateral for securities sold short as of June 30, 2013.
(a)

Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (including securities sold short purchase options and written options) is $33,764,654 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 9,740,066
			Unrealized Depreciation:	(6,388,106)
			Net Unrealized Appreciation:	$ 3,351,960

Altregris Equity Long Short Fund
Portfolio of Investments (Unaudited) (Continued)
June 30 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the last reported bid price on the valuation date.   Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two

Altregris Equity Long Short Fund
Portfolio of Investments (Unaudited) (Continued)
June 30 2013

 or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Altregris Equity Long Short Fund
Portfolio of Investments (Unaudited) (Continued)
June 30 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments*
Common Stock	$ 104,266,260	$ -	$ -	$ 104,266,260
Derivatives
Purchase Options*	99,905	-	-	99,905
Total Assets	$ 104,366,165	$ -	$ -	$ 104,366,165

Liabilities
Securities Sold Short*
Common Stock	$ (66,682,631)	-	-	$ (66,682,631)
Exchange Traded Funds	(557,769)	-	-	(557,769)
Derivatives
Writen Options *	(9,151)	-	-	(9,151)
Total Liabilities	$ (67,249,551)	$ -	$ -	$ (67,249,551)

* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period ended.

 There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

	Written Call Options		Written Put Options
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period, 3/31/2013	8	$ 1,733	-	$ -
Option written	24	1,926	119	24,000
Options expired	(8)	(1,733)	-	-
Options outstanding, end of period 6/30/2013	24	1,926	119	24,000

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/29/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/29/2013